Loans and Allowance for Loan Losses (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan participations outstanding balance	$ 13,832,942	$ 11,960,699
Loan participations purchased during period	$ 2,440,146	2,157,442
Loan commitments funded Period	45 days
Troubled debt restructurings, recorded investment	$ 720,377	$ 967,042
Troubled debt restructurings, number of modifications | Loan	9	3
Foreclosed residential real estate properties	$ 10,500	$ 0
Mortgage loans in process of foreclosure, amount	156,468	$ 143,634
Amount reviewed for lending relationships to verify risk ratings	750,000
Amount reviewed for watch list credits to verify risk ratings	250,000
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of real estate loans | Loan		3
TDR's defaulted as they were more than 90 days past due		$ 170,123
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 132,901	$ 217,725
Troubled debt restructurings, number of modifications | Loan	1	1
TDR's defaulted as they were more than 90 days past due	$ 133,153
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	2	1
Troubled debt restructurings, recorded investment, nonaccrual status		$ 3,252
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 13,974	$ 0
Troubled debt restructurings, number of modifications | Loan	3	0
TDR's defaulted as they were more than 90 days past due	$ 66,035
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	2	2
Troubled debt restructurings, recorded investment, nonaccrual status		$ 76,106
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 93,914	$ 0
Troubled debt restructurings, number of modifications | Loan	1	0
Purchase price | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Nada Book Value | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	100.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of total applicant's monthly mortgage payment total monthly income	30.00%
Percentage of applicant's total monthly obligations to total monthly income	43.00%
Maximum | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	60 months
Maximum | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	10 years
Loan to value ratios	95.00%
One-to-four family residential | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 103,621	$ 40,395
Troubled debt restructurings, number of modifications | Loan	2	1
TDR's defaulted as they were more than 90 days past due	$ 32,523
One-to-four family residential | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
One-to-four family residential | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Origination of loan for resale to secondary market fixed rate period	15 years
Loan to value ratios	80.00%
One-to-four family residential | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans maturity term	30 years
Mortgage loans adjustment term	5 years
One-to-four family residential | Adjustable rate loans | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	1 year
Commercial and Agricultural Real Estate Loans | Minimum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratios	80.00%
Minimum ratio of property's projected net cash flow to loan's debt service requirement	120.00%
Loan value that requires written appraisals from licensed or certified appraisers	$ 250,000
Commercial and Agricultural Real Estate Loans | Adjustable rate loans | Maximum | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage loans adjustment term	5 years
Agricultural real estate | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 236,500	$ 0
Troubled debt restructurings, number of modifications | Loan	1	0
Commercial | Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, recorded investment	$ 139,467	$ 708,922
Troubled debt restructurings, number of modifications | Loan	1	1
TDR's defaulted as they were more than 90 days past due	$ 786,224
Troubled debt restructurings, number of contracts, nonaccrual status | Loan	2	1
Troubled debt restructurings, recorded investment, nonaccrual status		$ 708,922
Officers' loan committee | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 750,000
Directors' loan committee | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	1,000,000
Board of Directors | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lending authority amount	$ 1,000,000